Employee Benefits (Movement in Net Defined Benefit Assets Liabilities and in their Components) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Movement in net defined benefit assets (liabilities) [Line Items]
Balance as at the begining of the year	$ 518
Other movements [Abstract]
Balance as at the end of the year	583	$ 518
Fair value of plan assets [Member]
Movement in net defined benefit assets (liabilities) [Line Items]
Balance as at the begining of the year	518	631
Income (costs) included in profit or loss [Abstract]
Current service costs	0	0
Interest income (expenses)	15	14
Past service cost	0	0
Effect of movements in exchange rates, net	17	(17)
Included in other comprehensive income [Abstract]
Actuarial gains (losses) deriving from changes in financial assumptions	0	0
Other actuarial gains (losses)	46	(15)
Change with respect to translation differences ,net	9	(19)
Other movements [Abstract]
Benefits paid	(32)	(38)
Conversion to defined contribution plans	0	(49)
Employer contribution	10	11
Balance as at the end of the year	583	518
Defined benefit obligation [Member]
Movement in net defined benefit assets (liabilities) [Line Items]
Balance as at the begining of the year	(860)	(1,068)
Income (costs) included in profit or loss [Abstract]
Current service costs	(21)	(24)
Interest income (expenses)	(27)	(26)
Past service cost	5	7
Effect of movements in exchange rates, net	(31)	37
Included in other comprehensive income [Abstract]
Actuarial gains (losses) deriving from changes in financial assumptions	(121)	71
Other actuarial gains (losses)	0	0
Change with respect to translation differences ,net	(4)	21
Other movements [Abstract]
Benefits paid	55	73
Conversion to defined contribution plans	0	49
Employer contribution	0	0
Balance as at the end of the year	(1,004)	(860)
Defined benefit obligation, net [Member]
Movement in net defined benefit assets (liabilities) [Line Items]
Balance as at the begining of the year	(342)	(437)
Income (costs) included in profit or loss [Abstract]
Current service costs	(21)	(24)
Interest income (expenses)	(12)	(12)
Past service cost	5	7
Effect of movements in exchange rates, net	(14)	20
Included in other comprehensive income [Abstract]
Actuarial gains (losses) deriving from changes in financial assumptions	(121)	71
Other actuarial gains (losses)	46	(15)
Change with respect to translation differences ,net	5	2
Other movements [Abstract]
Benefits paid	23	35
Conversion to defined contribution plans	0	0
Employer contribution	10	11
Balance as at the end of the year	$ (421)	$ (342)